Lease Inducement (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Lease Inducement 1	$ 115,016
Lease Inducement 2	5
Lease Inducement 3	0
Lease Inducement 4	24,491
Lease Inducement 5	$ 25,560